                         METLIFE INSURANCE COMPANY USA
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                         SUPPLEMENT DATED MAY 1, 2016
                                      TO
            THE PROSPECTUSES DATED APRIL 28, 2008 (AS SUPPLEMENTED)

This supplement revises information in the prospectuses dated April 28, 2008 (as supplemented) for the Vintage L/SM/ and Vintage XC/SM/ variable annuity contracts issued by MetLife Insurance Company USA ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 842-9325 to request a free copy. Upon request, financial statements for MetLife Insurance Company USA will be sent to you without charge.

1. HIGHLIGHTS

In the "HIGHLIGHTS" section, add the following disclosure to the end of the paragraph above "Tax Deferral and Qualified Plans":

   There is no death benefit during the income phase; however, depending on the annuity option you elect, any remaining guarantee (I.E., cash refund amount or guaranteed annuity payments) will be paid to your beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).

2. PURCHASE

In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders," replace the bullet item under option (A) with the following:

   . 100% of your purchase payments or account value among AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Balanced Plus Portfolio, MetLife Asset Allocation 20 Portfolio, MetLife Asset Allocation 40 Portfolio, MetLife Asset Allocation 60 Portfolio, MetLife Asset Allocation 80 Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis(R) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, BlackRock Ultra-Short Term Bond Portfolio, and/or the fixed account (you may also allocate purchase payments to the EDCA program, provided that your destination portfolios are one or more of the above listed investment portfolios; you may not allocate purchase payments to the Dollar Cost Averaging program).

In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders," replace the lists of investment options in each Platform with the following:

                                                                  SUPP-VIN516US

   Platform 1
   ----------
   Fixed Account
   BlackRock Bond Income Portfolio
   BlackRock Ultra-Short Term Bond Portfolio
   Met/Franklin Low Duration Total Return Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio
   Pyramis(R) Government Income Portfolio

   Platform 2
   ----------
   AB Global Dynamic Allocation Portfolio
   Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund
   AQR Global Risk Balanced Portfolio
   BlackRock Capital Appreciation Portfolio
   BlackRock Global Tactical Strategies Portfolio
   ClearBridge Aggressive Growth Portfolio
   ClearBridge Variable Appreciation Portfolio
   ClearBridge Variable Dividend Strategy Portfolio
   ClearBridge Variable Large Cap Value Portfolio
   Fidelity(R) VIP Contrafund(R) Portfolio
   Franklin Income VIP Fund
   Invesco Balanced-Risk Allocation Portfolio
   Invesco Comstock Portfolio
   JPMorgan Global Active Allocation Portfolio
   Met/Wellington Core Equity Opportunities Portfolio
   Met/Wellington Large Cap Research Portfolio
   MetLife Asset Allocation 20 Portfolio
   MetLife Asset Allocation 40 Portfolio
   MetLife Asset Allocation 60 Portfolio
   MetLife Asset Allocation 80 Portfolio
   MetLife Asset Allocation 100 Allocation Portfolio
   MetLife Balanced Plus Portfolio
   MetLife Multi-Index Targeted Risk Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Research International Portfolio
   MFS(R) Total Return Portfolio
   MFS(R) Value Portfolio
   Oppenheimer Global Equity Portfolio
   PanAgora Global Diversified Risk Portfolio
   Pyramis(R) Managed Risk Portfolio
   Schroders Global Multi-Asset Portfolio
   T. Rowe Price Large Cap Value Portfolio
   Templeton Foreign VIP Fund
   Western Asset Management Strategic Bond Opportunities Portfolio Western Asset Variable Global High Yield Bond Portfolio

   Platform 3
   ----------
   Invesco Mid Cap Value Portfolio
   Morgan Stanley Mid Cap Growth Portfolio

   Platform 4
   ----------
   Clarion Global Real Estate Portfolio
   ClearBridge Variable Small Cap Growth Portfolio
   Invesco Small Cap Growth Portfolio
   JPMorgan Small Cap Value Portfolio
   Met/Aberdeen Emerging Markets Equity Portfolio
   Neuberger Berman Genesis Portfolio

3. INVESTMENT OPTIONS

Replace the list of investment portfolios under "INVESTMENT OPTIONS" in the prospectus with the list of investment portfolios attached to this prospectus supplement.

In the "INVESTMENT OPTIONS" section, add the following disclosure after the fourth paragraph:

   The investment portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy").

   (a) AB Global Dynamic Allocation Portfolio

   (b) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

   (c) AQR Global Risk Balanced Portfolio

   (d) BlackRock Global Tactical Strategies Portfolio

   (e) Invesco Balanced-Risk Allocation Portfolio

   (f) JPMorgan Global Active Allocation Portfolio

   (g) MetLife Balanced Plus Portfolio

   (h) MetLife Multi-Index Targeted Risk Portfolio

   (i) PanAgora Global Diversified Risk Portfolio

   (j) Pyramis(R) Managed Risk Portfolio

   (k) Schroders Global Multi-Asset Portfolio

   Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above investment portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an investment portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your account value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other investment portfolios may offer the potential for higher returns.

   If you elect certain optional riders, you will be subject to investment allocation restrictions that include these investment portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the investment portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.

In the "INVESTMENT OPTIONS" section under "Dollar Cost Averaging Programs - 1. Standard Dollar Cost Averaging (DCA)," replace the first paragraph with the following:

   This program allows you to systematically transfer a set amount each month from the fixed account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate the dollar cost averaging programs. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment [VINTAGE XC ONLY: (including Purchase Payment Credits applied to your contract)] or account value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for purchase payments or account value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.

4. ANNUITY PAYMENTS (THE INCOME PHASE)

In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, replace the "Fixed Annuity Payments" paragraph with the following:

   FIXED ANNUITY PAYMENTS

   The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. This value will be used to determine a fixed annuity payment. The annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made. You may not make a transfer from the fixed annuity option to the variable annuity option. [VINTAGE XC ONLY: Current annuity option rates for this class of contract may be lower than rates for other contracts without a Purchase Payment Credit.]

5. LIVING BENEFITS

A. GMIB PLUS I

In the "LIVING BENEFITS" section, at the end of the "Description of GMIB Plus I" section, replace item (8) with the following:

   (8) If you elect the GMIB Plus I, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:

       (a) the AB Global Dynamic Allocation Portfolio
       (b) the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
       (c) the AQR Global Risk Balanced Portfolio
       (d) the BlackRock Global Tactical Strategies Portfolio
       (e) the BlackRock Ultra-Short Term Bond Portfolio
       (f) the Invesco Balanced-Risk Allocation Portfolio
       (g) the JPMorgan Global Active Allocation Portfolio
       (h) the MetLife Asset Allocation 20 Portfolio
       (i) the MetLife Asset Allocation 40 Portfolio
       (j) the MetLife Asset Allocation 60 Portfolio
       (k) the MetLife Asset Allocation 80 Portfolio
       (l) the MetLife Balanced Plus Portfolio
       (m) the MetLife Multi-Index Targeted Risk Portfolio
       (n) the PanAgora Global Diversified Risk Portfolio
       (o) the Pyramis(R) Government Income Portfolio
       (p) the Pyramis(R) Managed Risk Portfolio
       (q) the Schroders Global Multi-Asset Portfolio

   You may elect to participate in the EDCA program, provided that your destination investment portfolios are one or more of the above-listed investment portfolios.

   RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB PLUS I AFTER RIDER TERMINATES. If you elected the GMIB Plus I rider and it terminates, any restrictions on subsequent purchase payments will no longer apply.

B. LIFETIME WITHDRAWAL GUARANTEE I

In the "LIVING BENEFITS" section, in the "Description of the Lifetime Withdrawal Guarantee I" section, replace the "Investment Allocation Restrictions" section with the following:

   INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:

       (a) the AB Global Dynamic Allocation Portfolio
       (b) the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
       (c) the AQR Global Risk Balanced Portfolio
       (d) the BlackRock Global Tactical Strategies Portfolio
       (e) the BlackRock Ultra-Short Term Bond Portfolio
       (f) the Invesco Balanced-Risk Allocation Portfolio
       (g) the JPMorgan Global Active Allocation Portfolio
       (h) the MetLife Asset Allocation 20 Portfolio
       (i) the MetLife Asset Allocation 40 Portfolio
       (j) the MetLife Asset Allocation 60 Portfolio
       (k) the MetLife Asset Allocation 80 Portfolio
       (l) the MetLife Balanced Plus Portfolio
       (m) the MetLife Multi-Index Targeted Risk Portfolio
       (n) the PanAgora Global Diversified Risk Portfolio
       (o) the Pyramis(R) Government Income Portfolio
       (p) the Pyramis(R) Managed Risk Portfolio
       (q) the Schroders Global Multi-Asset Portfolio

   You may also elect to participate in the EDCA program, provided that your destination investment portfolios are one or more of the above-listed investment portfolios. On the other hand, if you elect the LWG II rider, you must comply with the restrictions listed in "Purchase - Investment Allocation Restrictions for Certain Riders."

6. OTHER INFORMATION

In the "OTHER INFORMATION" section under "MetLife USA," add the following paragraph:

   On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and MetLife Insurance Company USA will remain fully responsible for its respective contractual obligations to variable contract owners.

In the "OTHER INFORMATION" section under "Requests and Elections," the fax number is changed to (877) 547-9666 and www.metlifeinvestors.com is replaced with www.metlife.com.

7. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Fees and Expenses Table attached to this prospectus supplement.

8. APPENDIX A

Add the following to the end of Appendix A:

   DISCONTINUED INVESTMENT PORTFOLIO. The following investment portfolio is no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class A) (closed effective May 1, 2016).

   Effective as of May 1, 2016, Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class B) is no longer closed and is available for allocations of new purchase payments or transfers of account value.

   Effective as of May 1, 2016:

   . Met Investors Series Trust: Pioneer Fund Portfolio (Class A) merged into Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class A); and

   . Met Investors Series Trust: Pioneer Strategic Income Portfolio (Class A) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class A).

9. APPENDIX B

Replace Appendix B (Participating Investment Portfolios) with the Appendix B attached to this prospectus supplement.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                        Telephone: 800-842-9325

MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES

                                                                                 Minimum Maximum
                                                                                 ------- -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio assets, including
  management fees, distribution and/or service (12b-1) fees, and other expenses)  0.51%   1.54%

INVESTMENT PORTFOLIO FEES AND EXPENSES
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.

                                                                                                              FEE
                                                               DISTRIBUTION          ACQUIRED    TOTAL      WAIVER     NET TOTAL
                                                                  AND/OR             FUND FEES  ANNUAL      AND/OR      ANNUAL
                                                    MANAGEMENT   SERVICE     OTHER      AND    OPERATING    EXPENSE    OPERATING
INVESTMENT PORTFOLIO                                   FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)
   American Funds Global Growth Fund                   0.52%       0.25%      0.03%      --      0.80%         --        0.80%
   American Funds Growth Fund                          0.33%       0.25%      0.02%      --      0.60%         --        0.60%
   American Funds Growth-Income Fund                   0.27%       0.25%      0.02%      --      0.54%         --        0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
   Contrafund(R) Portfolio                             0.55%       0.10%      0.08%      --      0.73%         --        0.73%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
  TRUST
   Franklin Income VIP Fund                            0.45%       0.25%      0.01%      --      0.71%         --        0.71%
   Templeton Foreign VIP Fund                          0.75%       0.25%      0.03%      --      1.03%         --        1.03%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
   ClearBridge Variable Appreciation Portfolio         0.69%         --       0.05%      --      0.74%       0.00%       0.74%
   ClearBridge Variable Dividend Strategy
     Portfolio                                         0.75%       0.25%      0.08%      --      1.08%       0.00%       1.08%
   ClearBridge Variable Large Cap Value Portfolio      0.65%         --       0.06%      --      0.71%       0.00%       0.71%
   ClearBridge Variable Small Cap Growth Portfolio     0.75%         --       0.07%      --      0.82%       0.00%       0.82%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
   Western Asset Variable Global High Yield Bond
     Portfolio                                         0.70%         --       0.10%              0.80%       0.00%       0.80%
MET INVESTORS SERIES TRUST                                                               --
   AB Global Dynamic Allocation Portfolio              0.61%       0.25%      0.03%    0.02%     0.91%       0.02%       0.89%
   Allianz Global Investors Dynamic Multi-Asset
     Plus Portfolio                                    0.68%       0.25%      0.42%    0.02%     1.37%       0.15%       1.22%
   AQR Global Risk Balanced Portfolio                  0.61%       0.25%      0.03%    0.01%     0.90%       0.01%       0.89%
   BlackRock Global Tactical Strategies Portfolio      0.66%       0.25%      0.01%    0.12%     1.04%       0.03%       1.01%
   Clarion Global Real Estate Portfolio                0.60%       0.25%      0.04%      --      0.89%         --        0.89%
   ClearBridge Aggressive Growth Portfolio             0.55%       0.25%      0.02%      --      0.82%       0.00%       0.82%
   Invesco Balanced-Risk Allocation Portfolio          0.64%       0.25%      0.03%    0.03%     0.95%       0.03%       0.92%
   Invesco Comstock Portfolio                          0.56%       0.25%      0.02%      --      0.83%       0.02%       0.81%
   Invesco Mid Cap Value Portfolio                     0.64%       0.25%      0.04%    0.08%     1.01%       0.02%       0.99%
   Invesco Small Cap Growth Portfolio                  0.85%         --       0.02%      --      0.87%       0.02%       0.85%
--------------------------------------------------------------------------------------------------------------------------------

                                                              DISTRIBUTION          ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                                 AND/OR             FUND FEES  ANNUAL      AND/OR      ANNUAL
                                                   MANAGEMENT   SERVICE     OTHER      AND    OPERATING    EXPENSE    OPERATING
INVESTMENT PORTFOLIO                                  FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
   JPMorgan Global Active Allocation Portfolio        0.72%       0.25%      0.06%      --      1.03%       0.04%       0.99%
   JPMorgan Small Cap Value Portfolio                 0.77%         --       0.05%      --      0.82%       0.09%       0.73%
   Met/Aberdeen Emerging Markets Equity Portfolio     0.88%       0.25%      0.14%      --      1.27%       0.05%       1.22%
   Met/Franklin Low Duration Total Return
     Portfolio                                        0.49%       0.25%      0.05%      --      0.79%       0.02%       0.77%
   Met/Wellington Large Cap Research Portfolio        0.56%       0.15%      0.03%      --      0.74%       0.04%       0.70%
   MetLife Asset Allocation 100 Portfolio             0.07%       0.25%      0.01%    0.68%     1.01%         --        1.01%
   MetLife Balanced Plus Portfolio                    0.24%       0.25%        --     0.42%     0.91%       0.00%       0.91%
   MetLife Multi-Index Targeted Risk Portfolio        0.17%       0.25%      0.02%    0.22%     0.66%         --        0.66%
   MFS(R) Research International Portfolio            0.69%       0.25%      0.07%      --      1.01%       0.06%       0.95%
   Morgan Stanley Mid Cap Growth Portfolio            0.65%       0.25%      0.03%      --      0.93%       0.01%       0.92%
   Oppenheimer Global Equity Portfolio                0.66%       0.25%      0.05%      --      0.96%       0.08%       0.88%
   PanAgora Global Diversified Risk Portfolio         0.65%       0.25%      0.60%    0.04%     1.54%       0.20%       1.34%
   PIMCO Inflation Protected Bond Portfolio           0.47%       0.25%      0.15%      --      0.87%       0.01%       0.86%
   PIMCO Total Return Portfolio                       0.48%       0.25%      0.04%      --      0.77%       0.04%       0.73%
   Pyramis(R) Government Income Portfolio             0.42%       0.25%      0.03%      --      0.70%       0.00%       0.70%
   Pyramis(R) Managed Risk Portfolio                  0.45%       0.25%      0.04%    0.53%     1.27%       0.11%       1.16%
   Schroders Global Multi-Asset Portfolio             0.64%       0.25%      0.08%    0.01%     0.98%         --        0.98%
   T. Rowe Price Large Cap Value Portfolio            0.57%       0.25%      0.02%      --      0.84%         --        0.84%
METROPOLITAN SERIES FUND
   BlackRock Bond Income Portfolio                    0.32%       0.15%      0.04%      --      0.51%       0.00%       0.51%
   BlackRock Capital Appreciation Portfolio           0.69%         --       0.02%      --      0.71%       0.05%       0.66%
   BlackRock Ultra-Short Term Bond Portfolio          0.34%       0.15%      0.03%      --      0.52%       0.02%       0.50%
   Met/Wellington Core Equity Opportunities
     Portfolio                                        0.70%       0.25%      0.02%      --      0.97%       0.12%       0.85%
   MetLife Asset Allocation 20 Portfolio              0.09%       0.25%      0.02%    0.52%     0.88%       0.01%       0.87%
   MetLife Asset Allocation 40 Portfolio              0.06%       0.25%        --     0.56%     0.87%         --        0.87%
   MetLife Asset Allocation 60 Portfolio              0.05%       0.25%        --     0.60%     0.90%         --        0.90%
   MetLife Asset Allocation 80 Portfolio              0.05%       0.25%        --     0.65%     0.95%         --        0.95%
   MetLife Stock Index Portfolio                      0.25%       0.25%      0.02%      --      0.52%       0.01%       0.51%
   MFS(R) Total Return Portfolio                      0.55%       0.20%      0.05%      --      0.80%         --        0.80%
   MFS(R) Value Portfolio                             0.70%         --       0.02%      --      0.72%       0.14%       0.58%
   Neuberger Berman Genesis Portfolio                 0.81%       0.25%      0.03%      --      1.09%       0.01%       1.08%
   Western Asset Management Strategic Bond                                              --
     Opportunities Portfolio                          0.59%         --       0.04%      --      0.63%       0.04%       0.59%
-------------------------------------------------------------------------------------------------------------------------------

The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.

Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS

AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:

   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS)

Fidelity(R) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following portfolio is available under the contract:

   Contrafund(R) Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:

   Franklin Income VIP Fund
   Templeton Foreign VIP Fund

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Legg Mason Partners Variable Equity Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

   ClearBridge Variable Appreciation Portfolio (Class I) ClearBridge Variable Dividend Strategy Portfolio (Class II) ClearBridge Variable Large Cap Value Portfolio (Class I) ClearBridge Variable Small Cap Growth Portfolio (Class I)

LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)

Legg Mason Partners Variable Income Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to the each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolio is available under the contract:

   Western Asset Variable Global High Yield Bond Portfolio

MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers) is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

   AB Global Dynamic Allocation Portfolio (Class B)
   Allianz Global Investors Dynamic Multi-Asset Plus Portfolio (Class B) AQR Global Risk Balanced Portfolio (Class B)
   BlackRock Global Tactical Strategies Portfolio (Class B)
   Clarion Global Real Estate Portfolio (Class B)
   ClearBridge Aggressive Growth Portfolio (Class B)
   Invesco Balanced-Risk Allocation Portfolio (Class B)
   Invesco Comstock Portfolio (Class B)
   Invesco Mid Cap Value Portfolio (Class B)
   Invesco Small Cap Growth Portfolio (Class A)
   JPMorgan Global Active Allocation Portfolio (Class B)

   JPMorgan Small Cap Value Portfolio (Class A)
   Met/Aberdeen Emerging Markets Equity Portfolio (Class B) (formerly MFS(R) Emerging Markets Equity Portfolio)
   Met/Franklin Low Duration Total Return Portfolio (Class B)
   Met/Wellington Large Cap Research Portfolio (Class E) (formerly WMC Large Cap Research Portfolio)
   MetLife Asset Allocation 100 Portfolio (Class B)
   MetLife Balanced Plus Portfolio (Class B)
   MetLife Multi-Index Targeted Risk Portfolio (Class B)
   MFS(R) Research International Portfolio (Class B)
   Morgan Stanley Mid Cap Growth Portfolio (Class B)
   Oppenheimer Global Equity Portfolio (Class B)
   PanAgora Global Diversified Risk Portfolio (Class B)
   PIMCO Inflation Protected Bond Portfolio (Class B)
   PIMCO Total Return Portfolio (Class B)
   Pyramis(R) Government Income Portfolio (Class B)
   Pyramis(R) Managed Risk Portfolio (Class B)
   Schroders Global Multi-Asset Portfolio (Class B)
   T. Rowe Price Large Cap Value Portfolio (Class B)

METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers. The following portfolios are available under the contract:

   BlackRock Bond Income Portfolio (Class E)
   BlackRock Capital Appreciation Portfolio (Class A)
   BlackRock Ultra-Short Term Bond Portfolio (Class E) (formerly BlackRock Money Market Portfolio)
   Met/Wellington Core Equity Opportunities Portfolio (Class B)
   MetLife Asset Allocation 20 Portfolio (Class B)
   MetLife Asset Allocation 40 Portfolio (Class B)
   MetLife Asset Allocation 60 Portfolio (Class B)
   MetLife Asset Allocation 80 Portfolio (Class B)
   MetLife Stock Index Portfolio (Class B)
   MFS(R) Total Return Portfolio (Class F)
   MFS(R) Value Portfolio (Class A)
   Neuberger Berman Genesis Portfolio (Class B)
   Western Asset Management Strategic Bond Opportunities Portfolio (Class A)

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

        INVESTMENT PORTFOLIO                   INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
-------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
CLASS 2

American Funds Global Growth Fund      Seeks long-term growth of capital.     Capital Research and Management
                                                                              Company
American Funds Growth Fund             Seeks growth of capital.               Capital Research and Management
                                                                              Company
American Funds Growth-Income Fund      Seeks long-term growth of capital and  Capital Research and Management
                                       income.                                Company
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS -- SERVICE CLASS

Contrafund(R) Portfolio                Seeks long-term capital appreciation.  Fidelity Management & Research
                                                                              Company
                                                                              Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST -- CLASS 2

Franklin Income VIP Fund               Seeks to maximize income while         Franklin Advisers, Inc.
                                       maintaining prospects for capital
                                       appreciation.
Templeton Foreign VIP Fund             Seeks long-term capital growth.        Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
TRUST

ClearBridge Variable Appreciation      Seeks long-term capital appreciation.  Legg Mason Partners Fund Advisor,
Portfolio -- Class I                                                          LLC
                                                                              Subadviser: ClearBridge Investments,
                                                                              LLC
ClearBridge Variable Dividend          Seeks dividend income, growth of       Legg Mason Partners Fund Advisor,
Strategy Portfolio -- Class II         dividend income and long-term capital  LLC
                                       appreciation.                          Subadviser: ClearBridge Investments,
                                                                              LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.     Legg Mason Partners Fund Advisor,
Portfolio -- Class I                   Current income is a secondary          LLC
                                       objective.                             Subadviser: ClearBridge Investments,
                                                                              LLC
ClearBridge Variable Small Cap Growth  Seeks long-term growth of capital.     Legg Mason Partners Fund Advisor,
Portfolio -- Class I                                                          LLC
                                                                              Subadviser: ClearBridge Investments,
                                                                              LLC
LEGG MASON PARTNERS VARIABLE INCOME
TRUST -- CLASS I

Western Asset Variable Global High     Seeks to maximize total return.        Legg Mason Partners Fund Advisor,
Yield Bond Portfolio                                                          LLC
                                                                              Subadvisers: Western Asset
                                                                              Management Company; Western Asset
                                                                              Management Company Limited;
                                                                              Western Asset Management Company
                                                                              Pte. Ltd.
MET INVESTORS SERIES TRUST

AB Global Dynamic Allocation           Seeks capital appreciation and         MetLife Advisers, LLC
Portfolio -- Class B                   current income.                        Subadviser: AllianceBernstein L.P.
Allianz Global Investors Dynamic       Seeks total return.
Multi-Asset Plus Portfolio --                                                 MetLife Advisers, LLC
Class B                                                                       Subadviser: Allianz Global Investors U.S. LLC
AQR Global Risk Balanced Portfolio --  Seeks total return.                    MetLife Advisers, LLC
Class B                                                                       Subadviser: AQR Capital Management, LLC
BlackRock Global Tactical Strategies   Seeks capital appreciation and         MetLife Advisers, LLC
Portfolio -- Class B                   current income.                        Subadviser: BlackRock Financial
                                                                              Management, Inc.
Clarion Global Real Estate Portfolio   Seeks total return through investment  MetLife Advisers, LLC
-- Class B                             in real estate securities,             Subadviser: CBRE Clarion Securities
                                       emphasizing both capital appreciation  LLC
                                       and current income.

        INVESTMENT PORTFOLIO                   INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
ClearBridge Aggressive Growth          Seeks capital appreciation.            MetLife Advisers, LLC
Portfolio -- Class B                                                          Subadviser: ClearBridge Investments,
                                                                              LLC
Invesco Balanced-Risk Allocation       Seeks total return.                    MetLife Advisers, LLC
Portfolio -- Class B                                                          Subadviser: Invesco Advisers, Inc.
Invesco Comstock Portfolio -- Class B  Seeks capital growth and income.       MetLife Advisers, LLC
                                                                              Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing   MetLife Advisers, LLC
Class B                                in equity securities of mid-sized      Subadviser: Invesco Advisers, Inc.
                                       companies.
Invesco Small Cap Growth Portfolio --  Seeks long-term growth of capital.     MetLife Advisers, LLC
Class A                                                                       Subadviser: Invesco Advisers, Inc.
JPMorgan Global Active Allocation      Seeks capital appreciation and         MetLife Advisers, LLC
Portfolio -- Class B                   current income.                        Subadviser: J.P. Morgan Investment
                                                                              Management Inc.
JPMorgan Small Cap Value Portfolio --  Seeks long-term capital growth.        MetLife Advisers, LLC
Class A                                                                       Subadviser: J.P. Morgan Investment
                                                                              Management Inc.
Met/Aberdeen Emerging Markets Equity   Seeks capital appreciation.            MetLife Advisers, LLC
Portfolio -- Class B (formerly MFS(R)                                         Subadviser: Aberdeen Asset Managers
Emerging Markets Equity Portfolio)                                            Limited
Met/Franklin Low Duration Total        Seeks a high level of current income,  MetLife Advisers, LLC
Return Portfolio -- Class B            while seeking preservation of          Subadviser: Franklin Advisers, Inc.
                                       shareholders' capital.
Met/Wellington Large Cap Research      Seeks long-term capital appreciation.  MetLife Advisers, LLC
Portfolio -- Class E (formerly WMC                                            Subadviser: Wellington Management
Large Cap Research Portfolio)                                                 Company LLP
MetLife Asset Allocation 100           Seeks growth of capital.               MetLife Advisers, LLC
Portfolio -- Class B
MetLife Balanced Plus Portfolio --     Seeks a balance between a high level   MetLife Advisers, LLC
Class B                                of current income and growth of        Subadviser: Overlay Portion: Pacific
                                       capital, with a greater emphasis on    Investment Management Company
                                       growth of capital.                     LLC
MetLife Multi-Index Targeted Risk      Seeks a balance between growth of      MetLife Advisers, LLC
Portfolio -- Class B                   capital and current income, with a     Subadviser: Overlay Portion: MetLife
                                       greater emphasis on growth of capital. Investment Advisors, LLC
MFS(R) Research International          Seeks capital appreciation.            MetLife Advisers, LLC
Portfolio -- Class B                                                          Subadviser: Massachusetts Financial
                                                                              Services Company
Morgan Stanley Mid Cap Growth          Seeks capital appreciation.            MetLife Advisers, LLC
Portfolio -- Class B                                                          Subadviser: Morgan Stanley
                                                                              Investment Management Inc.
Oppenheimer Global Equity Portfolio    Seeks capital appreciation.            MetLife Advisers, LLC
-- Class B                                                                    Subadviser: OppenheimerFunds, Inc.
PanAgora Global Diversified Risk       Seeks total return.                    MetLife Advisers, LLC
Portfolio -- Class B                                                          Subadviser: PanAgora Asset
                                                                              Management, Inc.
PIMCO Inflation Protected Bond         Seeks maximum real return, consistent  MetLife Advisers, LLC
Portfolio -- Class B                   with preservation of capital and       Subadviser: Pacific Investment
                                       prudent investment management.         Management Company LLC
PIMCO Total Return Portfolio -- Class  Seeks maximum total return,            MetLife Advisers, LLC
B                                      consistent with the preservation of    Subadviser: Pacific Investment
                                       capital and prudent investment         Management Company LLC
                                       management.
Pyramis(R) Government Income           Seeks a high level of current income,  MetLife Advisers, LLC
Portfolio -- Class B                   consistent with preservation of        Subadviser: FIAM LLC
                                       principal.
Pyramis(R) Managed Risk Portfolio --   Seeks total return.                    MetLife Advisers, LLC
Class B                                                                       Subadviser: FIAM LLC
Schroders Global Multi-Asset           Seeks capital appreciation and         MetLife Advisers, LLC
Portfolio -- Class B                   current income.                        Subadvisers: Schroder Investment
                                                                              Management North America Inc.;
                                                                              Schroder Investment Management
                                                                              North America Limited
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation   MetLife Advisers, LLC
Portfolio -- Class B                   by investing in common stocks          Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income is  Inc.
                                       a secondary objective.

        INVESTMENT PORTFOLIO                   INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
------------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND

BlackRock Bond Income Portfolio --     Seeks a competitive total return       MetLife Advisers, LLC
Class E                                primarily from investing in            Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.
BlackRock Capital Appreciation         Seeks long-term growth of capital.     MetLife Advisers, LLC
Portfolio -- Class A                                                          Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond        Seeks a high level of current income   MetLife Advisers, LLC
Portfolio -- Class E (formerly         consistent with preservation of        Subadviser: BlackRock Advisors, LLC
BlackRock                              capital.
Money Market Portfolio)
Met/Wellington Core Equity             Seeks to provide a growing stream of   MetLife Advisers, LLC
Opportunities Portfolio -- Class B     income over time and, secondarily,     Subadviser: Wellington Management
                                       long-term capital appreciation and     Company LLP
                                       current income.
MetLife Asset Allocation 20 Portfolio  Seeks a high level of current income,  MetLife Advisers, LLC
-- Class B                             with growth of capital as a secondary
                                       objective.
MetLife Asset Allocation 40 Portfolio  Seeks high total return in the form    MetLife Advisers, LLC
-- Class B                             of income and growth of capital, with
                                       a greater emphasis on income.
MetLife Asset Allocation 60 Portfolio  Seeks a balance between a high level   MetLife Advisers, LLC
-- Class B                             of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
MetLife Asset Allocation 80            Seeks growth of capital.               MetLife Advisers, LLC
Portfolio -- Class B
MetLife Stock Index Portfolio --       Seeks to track the performance of the  MetLife Advisers, LLC
Class B                                Standard & Poor's 500(R) Composite     Subadviser: MetLife Investment
                                       Stock Price Index.                     Advisors, LLC
MFS(R) Total Return Portfolio --       Seeks a favorable total return         MetLife Advisers, LLC
Class F                                through investment in a diversified    Subadviser: Massachusetts Financial
                                       portfolio.                             Services Company
MFS(R) Value Portfolio -- Class A      Seeks capital appreciation.            MetLife Advisers, LLC
                                                                              Subadviser: Massachusetts Financial
                                                                              Services Company
Neuberger Berman Genesis Portfolio --  Seeks high total return, consisting    MetLife Advisers, LLC
Class B                                principally of capital appreciation.   Subadviser: Neuberger Berman
                                                                              Investment Advisers LLC
Western Asset Management Strategic     Seeks to maximize total return         MetLife Advisers, LLC
Bond Opportunities Portfolio --        consistent with preservation of        Subadviser: Western Asset Management Company
Class A                                capital.